SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Total net sales	$ 3,245,903	$ 7,110,532	$ 12,737,673	$ 28,195,359	$ 34,424,314	$ 64,811,151
Total segment gross profit	1,602,792	4,781,949	7,677,757	19,588,526	23,622,443	46,546,657
Selling and marketing expenses	928,246	4,219,080	5,723,642	14,391,715	17,239,655	29,740,974
General and administrative expenses	4,678,620	$ 3,612,803	13,787,444	13,881,814	19,714,963	18,983,209
Assets	$ 24,490,823		24,490,823		43,164,724	23,236,956
Consolidated payments for property and equipment					9,331,967	914,336
Consolidated depreciation and amortization			$ 539,411	$ 341,775	655,267	163,248
Corporate Segment [Member]
Revenue from External Customer [Line Items]
Assets					29,435,505	464,739
Consolidated payments for property and equipment					9,123,016	6,445
Consolidated depreciation and amortization					560,808	8,163
Health And Wellness Products [Member]
Revenue from External Customer [Line Items]
Total net sales					32,147,330	64,046,966
Total segment gross profit					22,059,788	45,997,828
Consolidated payments for property and equipment					208,952	907,891
Consolidated depreciation and amortization					94,459	155,085
Other [Member]
Revenue from External Customer [Line Items]
Total net sales					2,276,984	764,185
Total segment gross profit					1,562,655	548,829
Health And Wellness [Member]
Revenue from External Customer [Line Items]
Assets					$ 13,729,219	$ 22,772,217